Financial Debt	6 Months Ended
Jun. 30, 2023
Financial Debt.
Financial Debt

17.Financial Debt

Financial debt consists of recoverable cash advances and other loans. Related amounts can be summarized as follows:

	As at
	June 30,	December 31,
(in EUR 000)	2023	2022
Recoverable cash advances - Non-current	8,412	8,126
Recoverable cash advances - Current	475	305
Total Recoverable cash advances	8,887	8,431
Other loan - Non-current	21	63
Other loan - Current	84	83
Total Other loan	105	146
Non-current	8,433	8,189
Current	559	388
Total Financial Debt	8,992	8,577

Financial debt related to recoverable cash advances

Recoverable cash advances received

As at June 30, 2023, the details of recoverable cash advances received can be summarized as follows:

	Contractual	Advances	Amounts
(in EUR 000)	advances	received	reimbursed
Sleep apnea device (6472)	1,600	1,600	480
First articles (6839)	2,160	2,160	494
Clinical trial (6840)	2,400	2,400	210
Activation chip improvements (7388)	1,467	1,467	44
Total	7,627	7,627	1,228

During the six months ended June 30, 2023 and the six months ended June 30, 2022 , the Company made no reimbursements and did not receive any new amounts.

Based on expected timing of sales and after discounting, the financial debt related to the recoverable cash advances is as follows:

	As at
	June 30,	December 31,
(in EUR 000)	2023	2022
Contract 6472	1,665	1,571
Contract 6839	2,338	2,214
Contract 6840	2,939	2,790
Contract 7388	1,945	1,856
Total recoverable cash advances	8,887	8,431
Non-current	8,412	8,126
Current	475	305
Total recoverable cash advances	8,887	8,431

The amounts recorded under “Current” caption correspond to the sales-independent amounts (fixed repayment) and sales-dependent reimbursements (variable repayment) estimated to be repaid to the Walloon Region in the next 12-month period. The estimated sales-independent (fixed repayment) as well as sales-dependent reimbursements (variable repayment) beyond 12 months are recorded under “Non-current” liabilities.

Changes in the recoverable cash advances can be summarized as follows:

(in EUR 000)	2023	2022
As at January 1	8,431	8,127
Advances reimbursed (excluding interests)	—	—
Initial measurement and re-measurement	(39)	(28)
Discounting impact	495	463
As at June 30	8,887	8,562